SHARE-BASED COMPENSATION - Share-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 16	$ 14	$ 14
Service based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	10	9	9
Performance based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	4	3	3
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	14	12	12
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	2	2	2
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	$ 0	$ 0